Equity (Details) - Digerati Technologies, Inc [Member] - USD ($)										1 Months Ended								3 Months Ended		12 Months Ended
	Oct. 04, 2022	Oct. 03, 2022	Sep. 14, 2022	Jul. 27, 2022	Jul. 26, 2022	Jul. 01, 2022	Feb. 14, 2022	Oct. 22, 2021	Sep. 12, 2021	Oct. 27, 2022	Sep. 28, 2022	Sep. 16, 2022	Feb. 14, 2022	Jan. 21, 2022	Oct. 22, 2021	Sep. 29, 2021	Aug. 31, 2021	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2022	Jul. 31, 2021	Oct. 21, 2022
Equity (Details) [Line Items]
Common stock , shares issued (in Shares)		300,000	90,000						150,000	200,000	500,000	180,000					300,000	160,628				300,000
Interest expense			$ 10,845,000								$ 70,000,000	$ 35,400,000					$ 28,740,000	$ 2,065	$ 1,506	$ 5,990	$ 4,765
Fair value				$ 22,093				$ 13,965	$ 75,000,000				$ 10,620,000			$ 10,788	13,635
Interest rate				8.00%					8.00%
Fair market value of the shares									$ 15,880,000
Outstanding principal amount											62,500,000	50,000,000
Interest expense debt												50,000,000								1,294,201
Debt discount												21,240,000		$ 60,892
Principal amount												30,000,000										$ 30,000,000
Recognized as interest expense												$ 30,000,000
Principal amount outstanding					$ 50,000		$ 75,000						15,000,000
Interest expenses													$ 15,000,000
Recognized amount of interest expense											62,500,000
Issued shares (in Shares)				300,000	300,000	1,500,000
Accrued dividends											$ 6,718,000
Shares of common stock (in Shares)											105,273,000
Promissory note		$ 165,000,000																$ 386		$ 181	714
Maturity date		Jul. 03, 2023								Jul. 26, 2023										Jul. 31, 2025
Interest rate		8.00%								8.00%
Fair market value of debt discount		$ 32,143,000								$ 38,768,000
Fair values amount																						$ 30,000,000
Promissory note										$ 71,500,000
Exercise of warrants (in Shares)																		160,628
Exercise price per warrant (in Dollars per share)																		$ 0.13
Proceeds received																		$ 20,881,000			33,000
Promissory note	$ 150,000,000													$ 460,000	$ 150,000	$ 75,000	$ 75,000				2,100,000
Promissory note interest rate														8.00%	8.00%	8.00%	8.00%
Issued shares of common stock (in Shares)					30,000		34,150	300,000					34,150	600,000	300,000	150,000	150,000
Loss on extinguishment debt description							The Company recognized a loss on extinguishment of debt for both the $75,000 increase in principal and $34,150 fair value of shares issued and charged the total $109,150 to interest expense at the time of the extension.						The Company recognized a loss on extinguishment of debt for both the $75,000 increase in principal and $34,150 fair value of shares issued and charged the total $109,150 to interest expense at the time of the extension.
Fair market value						$ 125,250															$ 146,942
Recognized a loss					$ 50,000
Fair value of shares issued					30,000
Interest expense					$ 80,000													$ 30,125
Aggregate principal amount				$ 165,000																$ 10,000,000
Related expenses and closing fees				19,500
Net proceeds				100,000
Amortization discount				$ 19,500
Common stock, shares issued (in Shares)																		145,064,390		142,088,039	138,538,039
Non-standardized profit-sharing plan (in Shares)																					7,858,820
Cash compensation (in Shares)																					264,712
Exercise warrants (in Shares)																					330,000
Exercise price per warrant (in Dollars per share)																					$ 0.1
Accrued compensation (in Shares)																					554,010
Payment of debt																					$ 17,965
Common Stock [Member]
Equity (Details) [Line Items]
Common stock , shares issued (in Shares)							90,000					300,000	90,000
Issued shares (in Shares)							250,000						250,000
LGH [Member]
Equity (Details) [Line Items]
Common stock , shares issued (in Shares)																						300,000
Principal amount																						$ 30,000
Fair values amount																						$ 30,000
Accounts Payable [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																					1,000,000
Accounts payable																					$ 60,500
Promissory Note [Member]
Equity (Details) [Line Items]
Promissory note extension agreement																					400,000
Promissory Note [Member]
Equity (Details) [Line Items]
Fair market value																					$ 58,760
Professional services [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																					4,250,000
Professional services																					$ 222,950
Series A Preferred Stock [Member]
Equity (Details) [Line Items]
Issued shares (in Shares)											25,000
Common Stock [Member]
Equity (Details) [Line Items]
Issued shares (in Shares)																					330,000
Series C Convertible Preferred Stock [Member]
Equity (Details) [Line Items]
Issued shares (in Shares)																					55,400
Series B Convertible Preferred Stock [Member]
Equity (Details) [Line Items]
Issued shares (in Shares)																					17,965
Debt [Member]
Equity (Details) [Line Items]
Common stock, shares issued (in Shares)																					21,275,629
Settlement of debt																					$ 428,375